UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: May 31, 2018
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (31.3%)
2	Federal Home Loan Bank Discount Notes	1.682%–1.692%	6/1/18	1,001,751	1,001,751
2	Federal Home Loan Bank Discount Notes	1.672%	6/6/18	439,712	439,610
2	Federal Home Loan Bank Discount Notes	1.680%	6/8/18	580,000	579,811
2	Federal Home Loan Bank Discount Notes	1.693%	6/13/18	350,000	349,803
2	Federal Home Loan Bank Discount Notes	1.683%–1.701%	6/15/18	363,047	362,808
2	Federal Home Loan Bank Discount Notes	1.748%	6/20/18	1,000,000	999,080
2	Federal Home Loan Bank Discount Notes	1.865%	7/10/18	480,000	479,033
2	Federal Home Loan Bank Discount Notes	1.853%–1.865%	7/11/18	3,209,000	3,202,403
2	Federal Home Loan Bank Discount Notes	1.865%	7/12/18	500,000	498,941
2	Federal Home Loan Bank Discount Notes	1.859%	7/13/18	1,917,000	1,912,854
2	Federal Home Loan Bank Discount Notes	1.865%	7/18/18	750,000	748,179
2	Federal Home Loan Bank Discount Notes	1.865%	7/25/18	343,000	342,043
2	Federal Home Loan Bank Discount Notes	1.877%	7/27/18	694,000	691,979
	United States Treasury Bill	1.588%	7/5/18	1,483,742	1,481,535
	United States Treasury Bill	1.588%	7/12/18	1,144,173	1,142,121
	United States Treasury Bill	1.638%–1.844%	8/2/18	2,750,000	2,741,580
	United States Treasury Bill	1.879%	8/9/18	3,834	3,820
	United States Treasury Bill	1.795%–1.905%	8/16/18	1,487,000	1,481,159
	United States Treasury Bill	1.900%–1.904%	8/30/18	3,000,000	2,985,801
	United States Treasury Bill	2.005%	10/25/18	2,000,000	1,983,899
	United States Treasury Bill	2.010%	11/1/18	2,000,000	1,983,085
	United States Treasury Bill	2.020%	11/8/18	1,000,000	991,111
	United States Treasury Bill	2.102%	11/23/18	3,500,000	3,464,611
3	United States Treasury Floating Rate Note	2.074%	10/31/18	1,500,000	1,500,006
Total U.S. Government and Agency Obligations (Cost $31,367,023)					31,367,023
Commercial Paper (34.3%)
Bank Holding Company (1.2%)
4	ABN Amro Funding USA LLC	1.973%	6/12/18	227,250	227,114
4	ABN Amro Funding USA LLC	2.044%	6/21/18	198,000	197,777
4	ABN Amro Funding USA LLC	2.267%	7/10/18	93,500	93,272
4	ABN Amro Funding USA LLC	2.293%	7/20/18	28,250	28,162
4	ABN Amro Funding USA LLC	2.389%	7/25/18	61,700	61,481
4	ABN Amro Funding USA LLC	2.389%	8/1/18	148,500	147,904
4	ABN Amro Funding USA LLC	2.399%	8/3/18	62,800	62,538
4	ABN Amro Funding USA LLC	2.409%	8/24/18	64,000	63,643
4	ABN Amro Funding USA LLC	2.409%	8/29/18	83,000	82,509
4	ABN Amro Funding USA LLC	2.410%	9/4/18	28,750	28,569
	Bank of New York Mellon Corp.	2.419%	9/25/18	49,500	49,119
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	2.369%	8/24/18	159,000	158,128
					1,200,216
Finance—Auto (0.9%)
	American Honda Finance Corp.	2.233%	7/25/18	47,000	46,844
	Toyota Motor Credit Corp.	2.084%	6/25/18	99,000	98,863
	Toyota Motor Credit Corp.	2.084%	6/26/18	198,000	197,715
	Toyota Motor Credit Corp.	2.084%	6/27/18	198,000	197,704
	Toyota Motor Credit Corp.	2.345%	7/12/18	159,000	158,578
	Toyota Motor Credit Corp.	2.356%	7/18/18	159,000	158,514

Toyota Motor Credit Corp.	2.357%	7/19/18	63,500	63,302
921,520
Foreign Banks (25.4%)
4,5 Australia & New Zealand Banking Group Ltd.	2.098%	6/21/18	156,000	156,000
4,5 Australia & New Zealand Banking Group Ltd.	2.118%	7/26/18	63,000	62,999
4,5 Australia & New Zealand Banking Group Ltd.	2.069%	8/2/18	107,000	107,000
4,5 Australia & New Zealand Banking Group Ltd.	2.088%	8/7/18	240,000	240,000
4,5 Australia & New Zealand Banking Group Ltd.	2.088%	8/8/18	89,000	88,999
4,5 Australia & New Zealand Banking Group Ltd.	2.088%	8/9/18	118,000	118,000
4,5 Australia & New Zealand Banking Group Ltd.	2.088%	8/14/18	161,500	161,497
4,5 Australia & New Zealand Banking Group Ltd.	2.098%	9/6/18	220,000	219,997
4,5 Australia & New Zealand Banking Group Ltd.	2.193%	9/7/18	249,000	249,000
4,5 Australia & New Zealand Banking Group Ltd.	2.199%	9/10/18	255,000	255,000
4,5 Australia & New Zealand Banking Group Ltd.	2.133%	9/24/18	135,500	135,498
4,5 Australia & New Zealand Banking Group Ltd.	2.368%	9/27/18	165,000	164,997
4,5 Australia & New Zealand Banking Group Ltd.	2.168%	11/29/18	524,500	524,500
4,5 Australia & New Zealand Banking Group Ltd.	2.138%	12/6/18	150,000	149,981
4,5 Australia & New Zealand Banking Group Ltd.	2.139%	12/10/18	120,000	120,000
4,5 Australia & New Zealand Banking Group Ltd.	2.168%	12/14/18	65,000	65,000
4	Bank Nederlandse Gemeenten NV	1.731%–1.736%	6/5/18	456,000	455,912
4	Bank Nederlandse Gemeenten NV	1.741%	6/6/18	854,750	854,543
4,5 Bank of Nova Scotia	2.085%	6/18/18	531,000	531,000
4,5 Bank of Nova Scotia	2.378%	9/19/18	34,000	34,000
4,5 Bank of Nova Scotia	2.178%	9/21/18	655,000	655,000
4	Bank of Nova Scotia	2.430%	11/26/18	150,000	148,220
4,5 Commonwealth Bank of Australia	2.077%	6/4/18	99,000	99,000
4,5 Commonwealth Bank of Australia	2.079%	6/15/18	99,000	99,000
4,5 Commonwealth Bank of Australia	2.088%	7/13/18	300,000	300,000
4,5 Commonwealth Bank of Australia	2.079%	8/2/18	132,000	131,998
4,5 Commonwealth Bank of Australia	2.079%	8/3/18	110,000	110,000
4,5 Commonwealth Bank of Australia	2.108%	8/9/18	268,000	268,000
4,5 Commonwealth Bank of Australia	2.166%	8/30/18	190,000	190,000
4,5 Commonwealth Bank of Australia	2.155%	9/24/18	136,000	136,000
4,5 Commonwealth Bank of Australia	2.158%	9/28/18	180,000	180,000
4,5 Commonwealth Bank of Australia	2.178%	2/7/19	222,750	222,750
4,5 Commonwealth Bank of Australia	2.178%	2/8/19	247,500	247,500
4,5 Commonwealth Bank of Australia	2.290%	2/25/19	584,000	584,000
Credit Agricole Corporate & Investment Bank
(New York Branch)	1.700%	6/1/18	117,000	117,000
Credit Suisse AG (New York Branch)	1.741%	6/6/18	53,000	52,987
Credit Suisse AG (New York Branch)	2.354%	6/29/18	1,000,000	998,180
Credit Suisse AG (New York Branch)	2.365%	7/2/18	940,000	938,098
4	DNB Bank ASA	2.343%	10/1/18	500,000	496,069
4	DNB Bank ASA	2.419%	11/6/18	275,000	272,115
4,5 HSBC Bank plc	2.165%	10/24/18	123,000	123,000
4,5 HSBC Bank plc	2.160%	10/25/18	61,250	61,250
4,5 HSBC Bank plc	2.128%	11/5/18	86,000	86,000
4,5 HSBC Bank plc	2.188%	11/26/18	142,600	142,600
4,5 HSBC Bank plc	2.220%	1/25/19	341,000	341,000
4,5 HSBC Bank plc	2.167%	2/1/19	239,000	239,000
4,5 HSBC Bank plc	2.188%	2/12/19	43,000	43,000
4,5 HSBC Bank plc	2.318%	2/26/19	187,000	187,000
4,5 HSBC Bank plc	2.385%	4/18/19	550,000	550,000
ING US Funding LLC	2.041%	6/1/18	49,880	49,880
Lloyds Bank plc	2.085%	6/25/18	504,000	503,305
Lloyds Bank plc	2.368%	11/21/18	179,000	176,987
4,5 National Australia Bank Ltd.	2.058%	6/12/18	435,000	435,000

4,5 National Australia Bank Ltd.		2.126%	7/30/18	600,000	600,000
4,5 National Australia Bank Ltd.		2.148%	9/19/18	760,000	760,000
4,5 National Australia Bank Ltd.		2.256%	11/30/18	778,000	778,000
4	Nederlandse Waterschapsbank NV	1.771%	6/1/18	119,250	119,250
4	Nederlandse Waterschapsbank NV	1.751%	6/6/18	235,750	235,693
4	Nederlandse Waterschapsbank NV	1.751%	6/7/18	211,500	211,438
4	Nordea Bank AB	1.809%	6/20/18	392,000	391,629
4	Nordea Bank AB	2.245%	9/5/18	500,000	497,040
4	NRW Bank	1.761%	6/1/18	238,500	238,500
4	NRW Bank	1.751%–1.761%	6/4/18	391,500	391,443
4	NRW Bank	1.756%	6/5/18	119,000	118,977
	Santander UK plc	2.256%	9/18/18	29,750	29,548
	Santander UK plc	2.257%	9/20/18	59,750	59,337
4	Sumitomo Mitsui Banking Corporation	2.334%	7/5/18	600,000	598,685
4	Sumitomo Mitsui Banking Corporation	2.379%	8/14/18	350,000	348,302
4	Sumitomo Mitsui Banking Corporation	2.358%	8/21/18	410,000	407,841
4	Sumitomo Mitsui Banking Corporation	2.348%	8/24/18	299,000	297,374
	Swedbank AB	2.194%	8/20/18	99,500	99,020
	Swedbank AB	2.194%	8/21/18	98,500	98,019
	Swedbank AB	2.214%	8/22/18	230,000	228,853
	Swedbank AB	2.214%	8/23/18	230,000	228,839
	Swedbank AB	2.225%	8/27/18	143,000	142,240
	Swedbank AB	2.245%–2.296%	9/4/18	709,000	704,781
	Swedbank AB	2.399%	11/1/18	124,000	122,751
	Swedbank AB	2.399%	11/2/18	87,000	86,118
4,5 Toronto Dominion Bank		2.088%	6/5/18	250,000	250,000
4,5 Toronto Dominion Bank		2.108%	9/14/18	260,000	260,000
4	Toronto Dominion Bank	2.296%	9/19/18	347,000	344,583
4,5 Toronto Dominion Bank		2.118%	11/14/18	792,000	792,000
4,5 Toronto Dominion Bank		2.158%	12/5/18	208,000	208,000
4,5 Toronto Dominion Bank		2.198%	2/8/19	200,000	200,000
4,5 Westpac Banking Corp.		2.078%	6/14/18	186,000	186,000
4,5 Westpac Banking Corp.		2.079%	6/15/18	400,000	400,000
4,5 Westpac Banking Corp.		2.138%	9/20/18	250,000	249,997
4,5 Westpac Banking Corp.		2.158%	9/27/18	199,000	198,998
4,5 Westpac Banking Corp.		2.158%	9/28/18	200,000	200,000
4,5 Westpac Banking Corp.		2.149%	12/10/18	340,000	339,990
4,5 Westpac Banking Corp.		2.195%	1/24/19	83,000	82,990
					25,384,098
Foreign Governments (2.8%)
4	Alberta (Province Of)	2.283%–2.303%	7/5/18	220,300	219,825
4	Alberta (Province Of)	2.314%	7/6/18	37,300	37,217
4	Alberta (Province Of)	2.303%	7/9/18	14,500	14,465
4	Alberta (Province Of)	2.303%	7/10/18	31,250	31,172
4	Alberta (Province Of)	2.252%	7/19/18	57,750	57,578
4	Alberta (Province Of)	2.253%	7/30/18	57,250	57,040
4	Alberta (Province Of)	2.264%	8/2/18	28,750	28,639
4	Alberta (Province Of)	2.253%	8/3/18	24,750	24,653
4	Alberta (Province Of)	2.278%	9/4/18	50,000	49,702
4	Alberta (Province Of)	2.429%	11/8/18	98,975	97,919
4	Alberta (Province Of)	2.396%–2.398%	11/13/18	146,500	144,909
4	CDP Financial Inc.	1.674%–1.714%	6/6/18	80,500	80,481
4	CDP Financial Inc.	1.817%	6/18/18	91,950	91,872
4	CDP Financial Inc.	1.878%	7/13/18	41,900	41,809
4	CDP Financial Inc.	1.878%	7/16/18	69,500	69,338
4	CDP Financial Inc.	2.180%	8/1/18	22,250	22,169
4	CDP Financial Inc.	2.457%–2.489%	9/14/18	83,550	82,953

4	CDP Financial Inc.	2.511%	10/1/18	162,150	160,787
4	CDP Financial Inc.	2.501%–2.522%	10/2/18	32,700	32,423
4	CDP Financial Inc.	2.420%	10/31/18	36,500	36,132
	Export Development Canada	2.079%	8/1/18	198,000	197,309
	Export Development Canada	2.079%	8/2/18	198,000	197,298
	Export Development Canada	2.337%	10/22/18	43,500	43,101
	Export Development Canada	2.419%	11/2/18	148,500	146,982
6	Ontario Teachers' Finance Trust	1.952%	6/14/18	25,000	24,982
6	Ontario Teachers' Finance Trust	1.717%	7/5/18	54,500	54,412
6	Ontario Teachers' Finance Trust	1.717%–1.899%	7/6/18	73,000	72,874
6	Ontario Teachers' Finance Trust	1.760%	8/2/18	24,600	24,526
6	Ontario Teachers' Finance Trust	2.005%	8/24/18	50,000	49,769
6	Ontario Teachers' Finance Trust	2.340%	9/6/18	26,000	25,837
6	Ontario Teachers' Finance Trust	2.258%	9/18/18	31,250	31,039
6	Ontario Teachers' Finance Trust	2.515%	10/9/18	20,000	19,821
6	Ontario Teachers' Finance Trust	2.353%	10/19/18	17,500	17,341
6	Ontario Teachers' Finance Trust	2.496%	10/29/18	82,861	82,012
6	Ontario Teachers' Finance Trust	2.309%	11/16/18	61,169	60,521
6	Ontario Teachers' Finance Trust	2.475%	11/26/18	49,500	48,903
6	Ontario Teachers' Finance Trust	2.474%	11/27/18	94,800	93,650
6	Ontario Teachers' Finance Trust	2.422%	11/30/18	100,000	98,792
6	Ontario Teachers' Finance Trust	2.431%	12/4/18	24,500	24,196
5,6 PSP Capital Inc.		2.148%	10/26/18	122,500	122,500
					2,816,948
Foreign Industrial (3.1%)
4	BASF SE	1.730%	6/4/18	537	537
4	Nestle Capital Corp.	1.694%	6/11/18	62,000	61,971
4	Nestle Capital Corp.	1.694%	6/12/18	62,000	61,968
4	Nestle Capital Corp.	1.694%	6/13/18	62,000	61,965
4	Nestle Capital Corp.	1.694%	6/14/18	198,000	197,880
4	Nestle Capital Corp.	1.694%	6/15/18	198,000	197,871
4	Nestle Capital Corp.	1.980%	8/9/18	198,000	197,256
4	Nestle Capital Corp.	1.979%	8/10/18	192,250	191,517
4	Nestle Capital Corp.	1.980%	8/13/18	297,000	295,820
4	Nestle Capital Corp.	2.245%	9/5/18	178,250	177,195
	Nestle Finance International Ltd.	1.731%	6/5/18	70,650	70,636
	Nestle Finance International Ltd.	1.731%	6/6/18	124,500	124,470
	Nestle Finance International Ltd.	1.751%	6/7/18	50,000	49,985
4	Novartis Securities Investment Ltd.	1.760%–1.761%	6/4/18	330,220	330,172
4	Sanofi	1.881%	6/8/18	160,700	160,642
4	Total Capital Canada Ltd.	2.374%	7/3/18	340,500	339,786
4	Total Capital Canada Ltd.	2.354%	7/18/18	32,000	31,902
4	Total Capital Canada Ltd.	1.969%	8/8/18	495,000	493,177
					3,044,750
Industrial (0.9%)
4	The Coca-Cola Co.	1.644%	6/6/18	46,250	46,240
4	The Coca-Cola Co.	1.644%	6/7/18	154,250	154,208
4	The Coca-Cola Co.	1.644%	6/8/18	77,250	77,225
4	The Coca-Cola Co.	1.644%	6/11/18	179,500	179,419
4	The Coca-Cola Co.	1.644%	6/12/18	130,000	129,935
4	The Coca-Cola Co.	1.694%	6/13/18	100,000	99,944
4	The Coca-Cola Co.	1.694%	6/14/18	100,000	99,939
4	The Coca-Cola Co.	2.267%	9/18/18	14,750	14,649
4	The Coca-Cola Co.	2.267%	9/19/18	14,750	14,649

4 Walmart Inc.	1.731%	6/5/18	89,250	89,233
				905,441
Total Commercial Paper (Cost $34,272,973)				34,272,973
Certificates of Deposit (28.5%)
Domestic Banks (7.8%)
Citibank NA	1.810%	6/18/18	344,500	344,500
Citibank NA	1.830%	6/21/18	500,000	500,000
Citibank NA	1.860%	7/9/18	372,000	372,000
Citibank NA	1.860%	7/10/18	366,000	366,000
5 Citibank NA	2.089%	8/2/18	544,500	544,500
5 Citibank NA	2.238%	8/29/18	309,000	309,000
5 HSBC Bank USA NA	2.113%	6/5/18	150,000	150,000
5 HSBC Bank USA NA	2.134%	8/16/18	48,300	48,300
5 HSBC Bank USA NA	2.148%	8/21/18	99,000	99,000
5 HSBC Bank USA NA	2.107%	8/31/18	257,000	257,000
5 HSBC Bank USA NA	2.099%	10/2/18	153,000	153,000
5 HSBC Bank USA NA	2.109%	11/2/18	71,975	71,975
5 HSBC Bank USA NA	2.185%	11/23/18	82,250	82,250
5 HSBC Bank USA NA	2.188%	11/27/18	30,750	30,750
5 HSBC Bank USA NA	2.249%	2/4/19	264,750	264,750
5 State Street Bank & Trust Co.	2.176%	9/28/18	297,000	297,000
5 State Street Bank & Trust Co.	2.186%	10/29/18	297,000	297,000
5 State Street Bank & Trust Co.	2.188%	11/26/18	596,000	596,000
5 Wells Fargo Bank NA	2.168%	8/1/18	849,250	849,250
5 Wells Fargo Bank NA	2.208%	8/28/18	690,000	690,000
5 Wells Fargo Bank NA	2.289%	9/17/18	233,000	233,000
5 Wells Fargo Bank NA	2.408%	9/28/18	470,000	470,000
Wells Fargo Bank NA	2.410%	11/2/18	500,000	500,000
Wells Fargo Bank NA	2.400%	12/3/18	249,000	249,000
				7,774,275
Yankee Certificates of Deposit (20.7%)
5 Bank of Montreal (Chicago Branch)	2.057%	6/1/18	243,000	243,000
5 Bank of Montreal (Chicago Branch)	2.128%	6/29/18	573,000	573,000
5 Bank of Montreal (Chicago Branch)	2.138%	7/19/18	322,000	322,000
5 Bank of Montreal (Chicago Branch)	2.138%	8/6/18	99,000	98,980
5 Bank of Montreal (Chicago Branch)	2.118%	9/12/18	259,000	259,000
5 Bank of Montreal (Chicago Branch)	2.188%	9/21/18	399,000	399,000
5 Bank of Montreal (Chicago Branch)	2.215%	9/24/18	277,000	277,000
5 Bank of Montreal (Chicago Branch)	2.299%	10/15/18	139,000	139,000
5 Bank of Montreal (Chicago Branch)	2.338%	11/6/18	150,000	150,000
Bank of Montreal (Chicago Branch)	2.230%	1/2/19	275,000	275,000
5 Bank of Nova Scotia (Houston Branch)	2.151%	7/23/18	181,000	181,000
5 Bank of Nova Scotia (Houston Branch)	2.218%	10/5/18	145,000	145,000
5 Bank of Nova Scotia (Houston Branch)	2.205%	12/21/18	210,000	210,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.088%	7/12/18	141,000	141,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.138%	8/20/18	910,000	910,000
Canadian Imperial Bank of Commerce (New
York Branch)	2.000%	9/17/18	14,250	14,234
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.178%	9/20/18	420,000	420,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.208%	10/5/18	525,000	525,000
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.193%	10/22/18	74,000	73,981

Credit Suisse AG (New York Branch)	2.130%	6/1/18	28,000	28,000
5 DNB Bank ASA (New York Branch)	2.068%	7/12/18	1,000,000	1,000,000
5 DNB Bank ASA (New York Branch)	2.128%	7/26/18	172,000	172,000
5 DNB Bank ASA (New York Branch)	2.168%	8/27/18	499,000	499,000
MUFG Bank Ltd. (New York Branch)	2.340%	6/26/18	900,000	900,000
MUFG Bank Ltd. (New York Branch)	2.320%	7/9/18	500,000	500,000
MUFG Bank Ltd. (New York Branch)	2.350%	7/13/18	400,000	400,000
Nordea Bank AB (New York Branch)	1.680%	6/5/18	494,000	494,000
Nordea Bank AB (New York Branch)	2.170%	8/27/18	223,000	222,997
5 Royal Bank of Canada (New York Branch)	2.069%	6/15/18	517,000	517,000
5 Royal Bank of Canada (New York Branch)	2.088%	7/13/18	214,000	214,000
5 Royal Bank of Canada (New York Branch)	2.238%	8/28/18	119,000	119,000
5 Royal Bank of Canada (New York Branch)	2.108%	9/12/18	260,000	260,000
5 Royal Bank of Canada (New York Branch)	2.339%	9/17/18	140,000	140,000
5 Royal Bank of Canada (New York Branch)	2.268%	10/9/18	993,000	993,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.138%	7/19/18	500,000	500,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.298%	9/19/18	750,000	750,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.288%	10/5/18	386,100	386,100
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.288%	10/5/18	298,000	298,000
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.268%	10/19/18	520,000	520,000
Sumitomo Mitsui Banking Corp. (New York
Branch)	2.410%	7/24/18	300,000	300,000
5 Svenska HandelsBanken AB (New York Branch)	2.068%	8/6/18	461,000	460,996
5 Svenska HandelsBanken AB (New York Branch)	2.077%	9/4/18	569,000	569,000
5 Svenska HandelsBanken AB (New York Branch)	2.108%	9/7/18	272,000	272,000
5 Svenska HandelsBanken AB (New York Branch)	2.158%	9/21/18	470,000	470,000
5 Svenska HandelsBanken AB (New York Branch)	2.178%	11/19/18	1,000,000	1,000,000
5 Svenska HandelsBanken AB (New York Branch)	2.195%	12/21/18	138,000	138,000
5 Swedbank AB (New York Branch)	2.079%	7/11/18	346,000	345,998
5 Swedbank AB (New York Branch)	2.288%	10/5/18	140,000	140,000
5 Swedbank AB (New York Branch)	2.138%	11/6/18	750,000	750,000
5 Toronto Dominion Bank (New York Branch)	2.099%	6/15/18	490,000	490,000
5 Toronto Dominion Bank (New York Branch)	2.129%	8/10/18	694,000	694,000
5 Westpac Banking Corp. (New York Branch)	2.159%	1/10/19	62,000	61,951
5 Westpac Banking Corp. (New York Branch)	2.168%	2/13/19	234,000	234,000
5 Westpac Banking Corp. (New York Branch)	2.168%	2/14/19	500,000	500,000
				20,695,237
Total Certificates of Deposit (Cost $28,469,512)				28,469,512
Other Notes (1.9%)
5 Bank of America NA	2.183%	9/10/18	157,000	157,000
5 Bank of America NA	2.353%	10/22/18	250,000	250,000
5 Bank of America NA	2.361%	10/23/18	250,000	250,000
Bank of America NA	2.410%	11/1/18	247,500	247,500
5 Bank of America NA	2.329%	11/2/18	346,500	346,500
Bank of America NA	2.420%	11/5/18	247,500	247,500
5 Bank of America NA	2.318%	11/8/18	154,250	154,250
Bank of America NA	2.400%	11/13/18	247,500	247,500
Total Other Notes (Cost $1,900,250)				1,900,250

Repurchase Agreements (3.1%)
Bank of Nova Scotia
(Dated 5/31/18, Repurchase Value
$500,169,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.375%, 7/15/22-7/15/27, U.S. Treasury Bill
0.000%, 6/7/18-4/25/19, and U.S. Treasury
Note/Bond 0.750%-7.625%, 6/15/18-
5/15/48, with a value of $510,000,000)	1.740%	6/7/18	500,000	500,000
Canadian Imperial Bank of Commerce
(Dated 5/30/18, Repurchase Value
$375,125,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/20-4/15/22, and U.S. Treasury
Note/Bond 1.375%-3.625%, 4/30/20-
5/15/47, with a value of $382,500,000)	1.710%	6/6/18	375,000	375,000
Canadian Imperial Bank of Commerce
(Dated 5/31/18, Repurchase Value
$500,170,000, collateralized by U.S.
Treasury Note/Bond 1.375%-4.500%,
4/30/20-5/15/47, with a value of
$510,000,000)	1.750%	6/7/18	500,000	500,000
RBC New York Branch Markets LLC
(Dated 5/29/18, Repurchase Value
$1,000,333,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 7/15/20-4/15/29, and U.S.
Treasury Note/Bond 1.375%-7.625%,
8/15/20-8/15/46, with a value of
$1,020,000,000)	1.710%	6/5/18	1,000,000	1,000,000
RBC New York Branch Markets LLC
(Dated 5/30/18, Repurchase Value
$225,075,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/20, and U.S. Treasury Note/Bond
3.625%, 2/15/44, with a value of
$229,500,000)	1.710%	6/6/18	225,000	225,000
RBC New York Branch Markets LLC
(Dated 5/31/18, Repurchase Value
$500,168,000, collateralized by U.S.
Treasury Note/Bond 0.750%-4.375%,
7/15/19-5/15/40, with a value of
$510,000,000)	1.730%	6/7/18	500,000	500,000
Total Repurchase Agreements (Cost $3,100,000)				3,100,000
Taxable Municipal Bonds (0.0%)
7 Greene County GA Development Authority
Revenue VRDO (Cost $6,250)	1.880%	6/7/18	6,250	6,250
Total Taxable Municipal Bonds (Cost $6,250)				6,250
Total Investments (99.1%) (Cost $99,116,008)				99,116,008
Other Assets and Liabilities-Net (0.9%)				855,378
Net Assets (100%)				99,971,386

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31,
2018, the aggregate value of these securities was $27,396,210,000, representing 27.4% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $851,175,000, representing 0.9% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)
As of May 31, 2018

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (94.8%)
2	Fannie Mae Discount Notes	1.909%	8/22/18	55,000	54,762
3	Federal Home Loan Bank Discount Notes	1.681%	6/6/18	146,000	145,966
3	Federal Home Loan Bank Discount Notes	1.692%	6/11/18	114,318	114,264
3	Federal Home Loan Bank Discount Notes	1.674%–1.828%	6/13/18	128,000	127,928
3	Federal Home Loan Bank Discount Notes	1.701%–1.797%	6/15/18	478,020	477,701
3	Federal Home Loan Bank Discount Notes	1.765%	6/29/18	625,600	624,744
3	Federal Home Loan Bank Discount Notes	1.854%	7/5/18	27,200	27,152
3	Federal Home Loan Bank Discount Notes	1.853%–1.865%	7/11/18	1,515,000	1,511,889
3	Federal Home Loan Bank Discount Notes	1.865%	7/12/18	1,000,000	997,882
3	Federal Home Loan Bank Discount Notes	1.807%–1.865%	7/13/18	1,712,282	1,708,575
3	Federal Home Loan Bank Discount Notes	1.865%–1.874%	7/18/18	2,342,323	2,336,615
3	Federal Home Loan Bank Discount Notes	1.902%	7/19/18	300,000	299,244
3	Federal Home Loan Bank Discount Notes	1.870%–1.896%	7/20/18	1,672,791	1,668,545
3	Federal Home Loan Bank Discount Notes	1.865%	7/25/18	1,565,000	1,560,634
3	Federal Home Loan Bank Discount Notes	1.861%–1.877%	7/27/18	1,275,000	1,271,296
3	Federal Home Loan Bank Discount Notes	1.907%	8/3/18	4,801	4,785
3	Federal Home Loan Bank Discount Notes	1.888%	8/8/18	775,000	772,249
3	Federal Home Loan Bank Discount Notes	1.919%–1.929%	8/24/18	265,325	264,140
3	Federal Home Loan Bank Discount Notes	1.902%	8/28/18	113,000	112,478
3	Federal Home Loan Bank Discount Notes	1.965%	9/17/18	500,000	497,075
3	Federal Home Loan Bank Discount Notes	1.944%	9/20/18	750,000	745,537
3,4 Federal Home Loan Banks		1.777%	6/1/18	500,000	500,000
3,4 Federal Home Loan Banks		1.777%	6/1/18	500,000	500,000
3,4 Federal Home Loan Banks		1.778%	6/12/18	230,000	230,000
3,4 Federal Home Loan Banks		1.778%	6/12/18	350,000	350,000
3,4 Federal Home Loan Banks		1.778%	6/13/18	250,000	250,000
3,4 Federal Home Loan Banks		1.778%	6/14/18	500,000	500,000
3,4 Federal Home Loan Banks		1.838%	6/28/18	500,000	500,000
3,4 Federal Home Loan Banks		1.808%	8/20/18	44,850	44,847
3,4 Federal Home Loan Banks		1.820%	8/24/18	1,750,000	1,750,000
3,4 Federal Home Loan Banks		1.845%	8/24/18	750,000	750,000
3,4 Federal Home Loan Banks		1.853%	8/28/18	930,000	930,039
3,4 Federal Home Loan Banks		1.853%	8/28/18	250,000	250,000
3,4 Federal Home Loan Banks		1.795%	9/18/18	240,000	239,976
3,4 Federal Home Loan Banks		1.853%	9/27/18	600,000	600,000
3,4 Federal Home Loan Banks		1.833%	10/26/18	1,000,000	1,000,000
3,4 Federal Home Loan Banks		1.833%	11/8/18	100,000	99,998
3,4 Federal Home Loan Banks		1.823%	11/20/18	1,000,000	1,000,000
3,4 Federal Home Loan Banks		1.868%	11/21/18	500,000	500,000
3,4 Federal Home Loan Banks		1.881%	11/23/18	230,000	230,000
3,4 Federal Home Loan Banks		1.876%	11/28/18	600,000	600,000
3	Federal Home Loan Banks	1.842%	12/3/18	789,900	789,900
3,4 Federal Home Loan Banks		1.908%	3/28/19	250,000	250,000
3,4 Federal Home Loan Banks		1.868%	7/19/19	750,000	750,000
2,4 Federal Home Loan Mortgage Corp.		1.938%	7/6/18	750,000	750,000
2,4 Federal Home Loan Mortgage Corp.		1.798%	8/20/18	2,000,000	2,000,000
2,4 Federal Home Loan Mortgage Corp.		1.803%	12/7/18	1,500,000	1,500,000
2,4 Federal Home Loan Mortgage Corp.		1.823%	8/8/19	1,000,000	1,000,000
2,4 Federal Home Loan Mortgage Corp.		1.818%	8/12/19	1,000,000	1,000,000
2	Freddie Mac Discount Notes	1.693%	6/13/18	1,500,000	1,499,155

2 Freddie Mac Discount Notes	1.904%	8/20/18	25,000	24,895
2 Freddie Mac Discount Notes	1.904%	8/27/18	38,726	38,549
United States Treasury Bill	1.667%	6/7/18	475,974	475,842
United States Treasury Bill	1.677%	6/14/18	2,723,498	2,721,856
United States Treasury Bill	1.788%	6/21/18	4,000,000	3,996,044
United States Treasury Bill	1.542%–1.768%	6/28/18	6,000,000	5,992,684
United States Treasury Bill	1.588%–1.748%	7/5/18	3,300,000	3,294,811
United States Treasury Bill	1.588%	7/12/18	1,500,000	1,497,309
United States Treasury Bill	1.613%–1.768%	7/19/18	5,500,000	5,487,413
United States Treasury Bill	1.628%	7/26/18	1,000,000	997,533
United States Treasury Bill	1.639%	8/2/18	750,000	747,900
United States Treasury Bill	1.849%	8/9/18	2,500,000	2,491,183
United States Treasury Bill	1.801%–1.907%	8/16/18	4,500,000	4,482,127
United States Treasury Bill	1.837%–1.904%	8/23/18	5,243,600	5,220,992
United States Treasury Bill	1.899%–1.909%	8/30/18	4,000,000	3,981,062
United States Treasury Bill	1.913%	9/27/18	1,500,000	1,490,683
United States Treasury Bill	2.005%	10/25/18	2,000,000	1,983,899
United States Treasury Bill	2.002%–2.01%	11/1/18	3,400,000	3,371,277
United States Treasury Bill	2.020%	11/8/18	1,500,000	1,486,667
United States Treasury Bill	2.056%	11/15/18	1,500,000	1,485,840
United States Treasury Bill	2.098%–2.099%	11/23/18	1,500,000	1,484,863
5 United States Treasury Floating Rate Note	2.074%	10/31/18	600,000	600,002
Total U.S. Government and Agency Obligations (Cost $89,040,807)				89,040,807
Repurchase Agreements (6.4%)
Bank of Montreal
(Dated 4/12/18, Repurchase Value
$501,425,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.125%, 1/15/19-2/15/48, U.S. Treasury Bill
0.000%, 6/14/18-1/31/19, and U.S.
Treasury Note/Bond 0.750%-4.625%,
6/30/18-2/15/48, with a value of
$510,000,000)	1.710%	6/11/18	500,000	500,000
Bank of Montreal
(Dated 5/31/18, Repurchase Value
$500,909,000, collateralized by U.S.
Treasury Note/Bond 1.250%-4.500%,
12/31/22-11/15/44, with a value of
$510,000,000)	1.870%	7/5/18	500,000	500,000
Bank of Nova Scotia
(Dated 5/31/18, Repurchase Value
$250,012,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.375%-
2.125%, 1/15/27-2/15/40, and U.S.
Treasury Note/Bond 1.625%-2.625%,
12/31/19-2/15/46, with a value of
$255,000,000)	1.770%	6/1/18	250,000	250,000
Canadian Imperial Bank of Commerce
(Dated 5/31/18, Repurchase Value
$275,014,000, collateralized by Treasury
Inflation Indexed Note/Bond 3.625%,
4/15/28, and U.S. Treasury Note/Bond
2.000%-3.000%, 8/15/23-11/15/46, with a
value of $280,500,000)	1.770%	6/1/18	275,000	275,000

Canadian Imperial Bank of Commerce
(Dated 5/30/18, Repurchase Value
$625,208,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
0.375%, 4/15/20-1/15/27, and U.S.
Treasury Note/Bond 1.250%-4.500%,
8/31/19-5/15/47, with a value of
$637,500,000)	1.710%	6/6/18	625,000	625,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/31/18, Repurchase Value
$300,015,000, collateralized by U.S.
Treasury Note/Bond 2.875%, 5/31/25, with
a value of $306,000,000)	1.770%	6/1/18	300,000	300,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/31/18, Repurchase Value
$500,170,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.375%-
2.500%, 7/15/23-1/15/29, and U.S.
Treasury Note/Bond 1.250%-1.750%,
3/31/21-5/15/23, with a value of
$510,000,000)	1.750%	6/7/18	500,000	500,000
Goldman Sachs & Co.
(Dated 5/31/18, Repurchase Value
$1,000,340,000, collateralized by U.S.
Treasury Note/Bond 2.125%, 12/31/22, with
a value of $1,020,000,000)	1.750%	6/7/18	1,000,000	1,000,000
Mizuho Securities (USA) Inc.
(Dated 5/31/18, Repurchase Value
$500,025,000, collateralized by U.S.
Treasury Note/Bond 2.000%-2.125%,
5/31/24-5/15/25, with a value of
$510,000,000)	1.780%	6/1/18	500,000	500,000
RBC Dominion Securities
(Dated 5/31/18, Repurchase Value
$200,010,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19, and U.S. Treasury Note/Bond
1.375%-3.000%, 9/30/19-2/15/48, with a
value of $204,000,000)	1.770%	6/1/18	200,000	200,000
RBC New York Branch Markets LLC
(Dated 5/31/18, Repurchase Value
$300,015,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 4/15/20-4/15/29, and U.S.
Treasury Note/Bond 1.750%-2.500%,
12/31/20-5/15/46, with a value of
$306,000,000)	1.770%	6/1/18	300,000	300,000
RBC New York Branch Markets LLC
(Dated 5/31/18, Repurchase Value
$500,170,000, collateralized by Treasury
Inflation Indexed Note/Bond 1.250%-
3.875%, 7/15/20-4/15/29, and U.S.
Treasury Note/Bond 1.875%-4.625%,
4/30/21-8/15/46, with a value of
$510,000,000)	1.750%	6/7/18	500,000	500,000

TD Securities (USA) LLC
(Dated 5/30/18, Repurchase Value
$100,033,000, collateralized by U.S.
Treasury Note/Bond 1.500%, 5/31/20, with
a value of $102,000,000)	1.710%	6/6/18	100,000	100,000
TD Securities (USA) LLC
(Dated 5/30/18, Repurchase Value
$275,093,000, collateralized by U.S.
Treasury Note/Bond 1.000%-3.500%,
11/30/18-5/15/28, with a value of
$280,500,000)	1.730%	6/6/18	275,000	275,000
TD Securities (USA) LLC
(Dated 5/31/18, Repurchase Value
$200,068,000, collateralized by U.S.
Treasury Note/Bond 1.375%-2.125%,
3/31/19-11/30/23, with a value of
$204,000,000)	1.760%	6/7/18	200,000	200,000
Total Repurchase Agreements (Cost $6,025,000)				6,025,000
Total Investments (101.2%) (Cost $95,065,807)				95,065,807
Other Assets and Liabilities-Net (-1.2%)				(1,101,781)
Net Assets (100%)				93,964,026

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Federal Money Market Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 20, 2018

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.